Cash Balances and Statement of Cash Flows Reconciliation (Details Narrative) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
FDIC, excess amount	$ 2.5	$ 1.0